Discontinued Operations And Sale Of Businesses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale of businesses		$ 117.2
Revenue from divested business		94.6		212.0
Pretax income/loss on sale of divested business		69.0
Held for sale in "prepaid expenses and other current assets"	11
Held for sale in "other accrued liabilities"	15
Unisys Insurance Services Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment on sale of business	19.3
Revenue from divested business		52.6	[1]	100.3
Pretax income/loss on sale of divested business		4.5	[1]
U.S. Specialized Technology Check Sorter Equipment And Related U.S Maintenance Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges related to sale of business				13.4
Loss on sale of business		3.3
Services and Technology [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from divested business	40.0			100.0
Pretax income/loss on sale of divested business	$ 8.0			$ (3.0)

[1]	Includes results of operations through the August 31, 2010 closing date.